Guarantees, commitments, pledged assets and contingencies	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Guarantees, commitments, pledged assets and contingencies

Note 23 Guarantees, commitments, pledged assets and contingencies
Guarantees and commitments
We use guarantees and other
off-balance
sheet credit instruments to meet the financing needs of our clients.
The table below summarizes our maximum exposure to credit losses related to our guarantees and commitments provided to third parties. The maximum exposure to credit risk relating to a guarantee is the maximum risk of loss if there was a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions, insurance policies or from collateral held or pledged. The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Financial guarantees
Financial standby letters of credit	$28,928	$27,222
Commitments to extend credit
Backstop liquidity facilities	60,520	53,090
Credit enhancements	3,895	3,482
Documentary and commercial letters of credit	295	559
Other commitments to extend credit	355,213	321,836
Other credit-related commitments
Securities lending indemnifications	86,782	81,347
Performance guarantees	12,691	12,283
Sponsored member guarantees	81,681	50,241
Other	116	446
Our credit review process, our policy for requiring collateral security, and the types of collateral security held are generally the same for guarantees and commitments as for loans. Our clients generally have the right to request settlement of, or draw on, our guarantees and commitments within one year. However, certain guarantees can only be drawn if specified conditions are met. These conditions, along with collateral requirements, are described below. We believe that it is highly unlikely that all or substantially all of the guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled.
Financial guarantees
Financial standby letters of credit
Financial standby letters of credit represent irrevocable assurances that we will make payments in the event that a client cannot meet its payment obligations to the third-party. For certain guarantees, the guaranteed party can request payment from us even though the client has not defaulted on its obligations. These guarantees generally have a term of five
to seven years.
Our policy for requiring collateral security with respect to these instruments and the types of collateral security held is generally the same as for loans. When collateral security is taken, it is determined on an account-by-account
basis according to the risk of the borrower and the specifics of the transaction. Collateral security may include cash, securities and other assets pledged.
Commitments to extend credit
Backstop liquidity facilities
Backstop liquidity facilities are provided to ABCP conduit programs administered by us and third parties as an alternative source of financing in the event that such programs are unable to access commercial paper markets, or in limited circumstances, when predetermined performance measures of the financial assets acquired or financed by these programs are not met. The average remaining term of these liquidity facilities is approximately four years. We also provide backstop liquidity facilities to certain third-party and RBC-sponsored commercial mortgage securitization vehicles. The average remaining term of these liquidity facilities is approximately five years
.
The terms of the backstop liquidity facilities do not require us to advance money to these programs in the event of bankruptcy or insolvency and generally do not require us to purchase non-performing
or defaulted assets.
Credit enhancements
We provide partial credit enhancement to multi-seller ABCP programs administered by us to protect commercial paper investors in the event that the collections on the underlying assets together with the transaction-specific credit enhancements or the liquidity facilities prove to be insufficient to pay for maturing commercial paper. Each of the asset pools is structured to achieve a high investment grade credit profile through credit enhancements required to be provided by the third-party sellers related to each transaction. The average remaining term of the credit facilities provided by RBC is approximately three years.
Documentary and commercial letters of credit
Documentary and commercial letters of credit, which are written undertakings by us on behalf of a client authorizing a third-party to draw drafts on us up to a stipulated amount under specific terms and conditions, where some are collateralized based on the underlying agreement with the client and others are collateralized by cash deposits or other assets of the client.
Other commitments to extend credit
Commitments to extend credit represent unused portions of authorizations to extend credit in the form of loans, reverse repurchase agreements or letters of credit where we do not have the ability to unilaterally withdraw the credit extended to the borrower.

Other credit-related commitments
Securities lending indemnifications
In securities lending transactions, we act as an agent for the owner of a security, who agrees to lend the security to a borrower for a fee, under the terms of a pre-arranged
contract. The borrower must fully collateralize the security loaned at all times. As part of this custodial business, an indemnification may be provided to securities lending customers to ensure that the fair value of securities loaned will be returned in the event that the borrower fails to return the borrowed securities and the collateral held is insufficient to cover the fair value of those securities. These indemnifications normally terminate without being drawn upon. The term of these indemnifications varies, as the securities loaned are recallable on demand. Collateral held for our securities lending transactions typically includes cash, securities that are issued or guaranteed by the Canadian government, U.S. government or other OECD countries or high quality debt or equity instruments.
Performance guarantees
Performance guarantees represent irrevocable assurances that we will make payments to third-party beneficiaries in the event that a client fails to perform under a specified non-financial
contractual obligation. Such obligations typically include works and service contracts, performance bonds, and warranties related to international trade. The term of these guarantees can range up to three
to seven years.
Our policy for requiring collateral security with respect to these instruments and the types of collateral security held is generally the same as for loans. When collateral security is taken, it is determined on an account-by-account
basis according to the risk of the borrower and the specifics of the transaction. Collateral security may include cash, securities and other assets pledged.
Sponsored member guarantees
For certain overnight repurchase and reverse repurchase transactions, we act as a sponsoring member to eligible clients to clear transactions through the Fixed Income Clearing Corporation (FICC). We also provide a guarantee to FICC for the prompt and full payment and performance of our sponsored member clients’ respective obligations under the FICC rules. The guarantees are fully collateralized by cash and securities issued or guaranteed by the U.S. government.
Indemnifications
In the normal course of our operations, we provide indemnifications which are often standard contractual terms to counterparties in transactions such as purchase and sale contracts, fiduciary, agency, licensing, custodial and service agreements, clearing system arrangements, participation as a member of exchanges, director/officer contracts and leasing transactions. These indemnification agreements may require us to compensate the counterparties for costs incurred as a result of changes in laws and regulations (including tax legislation) or as a result of litigation claims or statutory sanctions that may be suffered by the counterparty as a consequence of the transaction. The terms of these indemnification agreements vary based on the contract. The nature of the indemnification agreements prevents us from making a reasonable estimate of the maximum potential amount we could be required to pay to counterparties. Historically, we have not made any significant payments under such indemnifications.
Uncommitted amounts
Uncommitted amounts represent undrawn credit facilities for which we have the ability to unilaterally withdraw the credit extended to the borrower at any time. These include both retail and commercial commitments. As at October 31, 2025, the total balance of uncommitted amounts was $
496

billion (October 31, 2024 – $
470
billion).
Other commitments
We invest in private companies, directly or through third-party investment funds, including venture capital funds, private equity funds, Small Business Investment Companies, real estate funds and Low Income Housing Tax Credit funds. These funds are generally structured as closed-end
limited partnerships wherein we hold a limited partner interest. For the year ended October 31, 2025, we have unfunded commitments of $1,664 million

(October 31, 2024 – $1,922 million) representing the aggregate amount of cash we are obligated to contribute as capital to these partnerships under the terms of the relevant contracts.
Pledged assets and collateral
In the ordinary course of business, we pledge assets and enter into collateral agreements with terms and conditions that are customary to our regular lending, borrowing and trading activities that require us to pledge assets or provide collateral. The following are examples of our general terms and conditions on pledged assets and collateral:
•	The risks and rewards of the pledged assets reside with the pledgor.
•	The pledged asset is returned to the pledgor when the necessary conditions have been satisfied.
•	The right of the pledgee to sell or re-pledge the asset is dependent on the specific agreement under which the collateral is pledged.
•	If there is no default, the pledgee must return the comparable asset to the pledgor upon satisfaction of the obligation.

The following table summarizes our pledged assets and collateral, and the activities to which they relate:
Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Sources of pledged assets and collateral
Bank assets
Loans	$96,886	$105,577
Securities	139,671	105,061
Other assets	40,974	31,583
	277,531	242,221
Client assets (1)
Collateral received and available for sale or re-pledging	539,344	539,630
Less: not sold or re-pledged	(8,611)	(30,767)
	530,733	508,863
	$808,264	$751,084
Uses of pledged assets and collateral
Securities borrowing and lending	$238,301	$198,887
Obligations related to securities sold short	56,382	46,088
Obligations related to securities loaned or sold under repurchase agreements	292,335	305,788
Securitization	36,797	39,769
Covered bonds	64,926	71,307
Derivative transactions	73,686	50,100
Foreign governments and central banks	11,510	8,469
Clearing systems, payment systems and depositories	12,194	11,261
Other	22,133	19,415
	$808,264	$751,084

(1)	Primarily relates to Obligations related to securities loaned or sold under repurchase agreements, Securities loaned and Derivative transactions.